As filed with the Securities and Exchange Commission on March 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCKS: 96.4%
Consumer Discretionary: 13.9%
116,460	Bed Bath & Beyond, Inc. *	$8,707,714
231,975	Discovery Communications, Inc. - Class C *	6,467,463
143,055	Johnson Controls, Inc.	6,647,766
71,525	McDonald's Corp.	6,611,771
204,090	Staples, Inc.	3,479,734
84,520	Time Warner, Inc.	6,586,644
172,030	Urban Outfitters, Inc. *	5,996,966
87,400	Viacom, Inc. - Class B	5,630,308
		50,128,366
Consumer Staples: 5.5%
147,630	Archer-Daniels-Midland Co.	6,883,987
80,435	Bunge Ltd.	7,201,346
64,835	Wal-Mart Stores, Inc.	5,509,678
		19,595,011
Energy: 10.4%
262,730	BG Group PLC - ADR	3,574,442
56,205	Chevron Corp.	5,762,699
85,080	ConocoPhillips	5,358,338
96,270	National Oilwell Varco, Inc.	5,239,976
78,860	Noble Energy, Inc.	3,764,776
44,670	Phillips 66	3,141,194
83,315	Royal Dutch Shell PLC - ADR	5,119,707
68,325	Schlumberger Ltd.	5,629,297
		37,590,429
Financials: 21.4%
17,215	Alleghany Corp. *	7,610,579
93,140	Allstate Corp.	6,500,241
16,515	BlackRock, Inc.	5,623,523
62,290	The Chubb Corp.	6,098,191
57,155	Howard Hughes Corp. *	7,466,158
133,275	JPMorgan Chase & Co.	7,247,494
294,365	Leucadia National Corp.	6,673,255
221,680	Morgan Stanley	7,495,001
142,735	Plum Creek Timber Co., Inc.	6,354,562
80,725	PNC Financial Services Group, Inc.	6,824,491
99,695	State Street Corp.	7,129,189
52,500	U.S. Bancorp #	2,200,275
		77,222,959
Health Care: 11.1%
98,150	Aetna, Inc.	9,012,133
40,025	Amgen, Inc.	6,094,206
38,250	Becton Dickinson & Co.	5,281,560
18,390	McKesson Corp.	3,910,634
120,780	Merck & Co., Inc.	7,280,618
271,380	Pfizer, Inc.	8,480,625
		40,059,776

Industrials: 12.6%
22,320	3M Co.	$3,622,536
122,145	AGCO Corp.	5,293,764
204,365	CSX Corp.	6,805,354
58,090	Emerson Electric Co.	3,307,645
357,695	General Electric Co.	8,545,334
43,885	L-3 Communications Holdings, Inc.	5,403,121
42,450	Raytheon Co.	4,247,123
79,700	Southwest Airlines Co.	3,600,846
37,850	Valmont Industries, Inc.	4,546,542
		45,372,265
Information Technology: 16.4%
152,575	Amdocs Ltd.	7,351,064
76,570	Apple, Inc.	8,970,941
86,200	Avnet, Inc.	3,587,644
266,895	EMC Corp.	6,920,587
102,335	InterActiveCorp	6,237,318
192,890	Microsoft Corp.	7,792,756
116,045	TE Connectivity Ltd.	7,704,228
125,820	Teradata Corp. *	5,606,539
300,515	Western Union Co.	5,108,755
		59,279,832
Materials: 3.3%
259,505	Allegheny Technologies, Inc.	7,403,678
181,500	Newmont Mining Corp.	4,564,725
		11,968,403
Telecommunication Services: 1.8%
199,500	AT&T, Inc.	6,567,540
TOTAL COMMON STOCKS
(Cost $297,096,438)		347,784,581
SHORT-TERM INVESTMENTS: 6.9%
25,051,711	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01%^	25,051,711
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,051,711)		25,051,711
TOTAL INVESTMENTS IN SECURITIES: 103.3%
(Cost $322,148,149)		372,836,292
Liabilities in Excess of Other Assets: (3.3)%		(12,030,166)
TOTAL NET ASSETS: 100.0%		$360,806,126

ADR	American Depositary Receipt
*	Non-income producing security.
^	Annualized seven-day yield as of January 31, 2015.
#
Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund's transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC and the Fund's custodian, U.S. Bank N.A.  The Fund purchased the shares shown below prior to August 27, 2012, when the Distributor became the Fund's principal underwriter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

A schedule of the Fund's investment in affiliated securities held during the three months ended January 31, 2015, is set forth below:
Issuer	Share Balance at October 31, 2014	Additions	Reductions	Share Balance at January 31, 2015	Dividend Income	Fair Value at January 31, 2015
U.S. Bancorp	52,500	-	-	52,500	$12,863	$2,200,275

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows+:

Cost of investments						$322,167,405
Gross unrealized appreciation						59,845,802
Gross unrealized depreciation						(9,176,915)
Net unrealized appreciation						$50,668,887

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at January 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of  its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2015.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$347,784,581	$-	$-	$347,784,581
Short-Term Investments	25,051,711	-	-	25,051,711
	$372,836,292	$-	$-	$372,836,292

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date   3/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date   3/11/2015

By (Signature and Title)*          /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer

Date   3/11/2015

* Print the name and title of each signing officer under his or her signature.

Becker Value Equity Fund 1/31/2015 N-Q